Shareholder Report	12 Months Ended
	Nov. 30, 2025 USD ($) Holding	Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000198465
Shareholder Report [Line Items]
Fund Name	U.S. Minimum Volatility ETF
Class Name	ETF Shares
Trading Symbol	VFMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund lagged its benchmark in seven of 11 industry sectors. Selection in information technology and communication services and an overweight allocation to consumer staples hurt most. Selection in health care and consumer discretionary contributed positively, as did an underweight to and selection in materials.

  The Fund seeks to build a portfolio of stocks with lower volatility than the broad U.S. equity market. The Fund’s average volatility for the period was nearly 25% less than that of its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,111	$10,194
5/31/18	$10,699	$10,310
8/31/18	$11,464	$11,098
11/30/18	$11,007	$10,504
2/28/19	$11,238	$10,708
5/31/19	$11,354	$10,567
8/31/19	$12,212	$11,244
11/30/19	$12,613	$12,132
2/29/20	$11,817	$11,447
5/31/20	$11,282	$11,779
8/31/20	$12,027	$13,655
11/30/20	$12,362	$14,440
2/28/21	$12,865	$15,492
5/31/21	$13,871	$16,951
8/31/21	$14,785	$18,166
11/30/21	$14,491	$18,243
2/28/22	$14,458	$17,396
5/31/22	$14,670	$16,327
8/31/22	$14,223	$15,754
11/30/22	$15,138	$16,272
2/28/23	$14,582	$15,992
5/31/23	$14,419	$16,659
8/31/23	$14,986	$18,078
11/30/23	$15,308	$18,324
2/29/24	$16,537	$20,566
5/31/24	$17,117	$21,254
8/31/24	$18,594	$22,805
11/30/24	$19,570	$24,643
2/28/25	$19,703	$24,171
5/31/25	$19,606	$24,042
8/31/25	$20,310	$26,417
11/30/25	$20,663	$27,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	5.58%	10.82%	9.76%
ETF Shares Market Price	5.49%	10.81%	9.75%
Russell 3000 Index	13.59%	14.15%	14.12%

Performance Inception Date	Feb. 13, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 328,000,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 88,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$328
Number of Portfolio Holdings	201
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$88

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Consumer Discretionary	10.7%
Consumer Staples	10.9%
Energy	3.1%
Financials	7.8%
Health Care	10.7%
Industrials	10.3%
Real Estate	5.2%
Technology	25.5%
Telecommunications	6.9%
Utilities	8.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198466
Shareholder Report [Line Items]
Fund Name	U.S. Momentum Factor ETF
Class Name	ETF Shares
Trading Symbol	VFMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Six of 11 industry sectors detracted from relative performance. An underweight to information technology and stock selection in financials held back performance the most. Selection in and an underweight to communication services also hurt results. On the other side of the ledger, selection in materials, industrials, and energy contributed the most.

  The Fund seeks long-term capital appreciation by investing in stocks with relatively strong recent performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,252	$10,194
5/31/18	$10,835	$10,310
8/31/18	$11,720	$11,098
11/30/18	$10,267	$10,504
2/28/19	$10,616	$10,708
5/31/19	$10,490	$10,567
8/31/19	$11,222	$11,244
11/30/19	$11,525	$12,132
2/29/20	$10,936	$11,447
5/31/20	$11,277	$11,779
8/31/20	$13,121	$13,655
11/30/20	$14,511	$14,440
2/28/21	$17,083	$15,492
5/31/21	$17,661	$16,951
8/31/21	$18,259	$18,166
11/30/21	$18,140	$18,243
2/28/22	$16,918	$17,396
5/31/22	$16,377	$16,327
8/31/22	$15,959	$15,754
11/30/22	$17,002	$16,272
2/28/23	$16,245	$15,992
5/31/23	$15,761	$16,659
8/31/23	$17,032	$18,078
11/30/23	$16,991	$18,324
2/29/24	$20,758	$20,566
5/31/24	$21,238	$21,254
8/31/24	$22,496	$22,805
11/30/24	$25,356	$24,643
2/28/25	$23,575	$24,171
5/31/25	$23,509	$24,042
8/31/25	$25,950	$26,417
11/30/25	$27,653	$27,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	9.06%	13.77%	13.94%
ETF Shares Market Price	9.01%	13.75%	13.93%
Russell 3000 Index	13.59%	14.15%	14.12%

Performance Inception Date	Feb. 13, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,176,000,000
Holdings Count | Holding	630
Advisory Fees Paid, Amount	$ 362,000
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,176
Number of Portfolio Holdings	630
Portfolio Turnover Rate	100%
Total Investment Advisory Fees (in thousands)	$362

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	5.4%
Consumer Discretionary	14.8%
Consumer Staples	2.8%
Energy	3.2%
Financials	7.5%
Health Care	16.2%
Industrials	19.4%
Real Estate	0.1%
Technology	25.8%
Telecommunications	4.2%
Utilities	0.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198467
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor Fund
Class Name	Admiral™ Shares
Trading Symbol	VFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An underweight allocation to information technology, an overweight to financials, and stock selection in communication services detracted most from relative performance. Real estate, materials, and health care positively impacted results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Russell 3000 Index
2/15/18	$50,000	$50,000
2/28/18	$49,460	$49,649
5/31/18	$51,640	$50,216
8/31/18	$54,358	$54,056
11/30/18	$49,446	$51,163
2/28/19	$49,899	$52,156
5/31/19	$46,619	$51,469
8/31/19	$48,352	$54,764
11/30/19	$52,681	$59,088
2/29/20	$46,697	$55,756
5/31/20	$44,362	$57,370
8/31/20	$49,278	$66,506
11/30/20	$53,192	$70,329
2/28/21	$61,252	$75,453
5/31/21	$68,804	$82,562
8/31/21	$69,526	$88,481
11/30/21	$69,892	$88,853
2/28/22	$70,336	$84,729
5/31/22	$69,582	$79,520
8/31/22	$66,529	$76,729
11/30/22	$72,989	$79,255
2/28/23	$71,358	$77,889
5/31/23	$66,606	$81,138
8/31/23	$75,556	$88,052
11/30/23	$75,315	$89,248
2/29/24	$85,873	$100,167
5/31/24	$89,851	$103,518
8/31/24	$94,482	$111,073
11/30/24	$102,229	$120,025
2/28/25	$97,186	$117,729
5/31/25	$94,964	$117,098
8/31/25	$103,446	$128,667
11/30/25	$107,529	$136,334

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/15/18
Admiral Shares	5.18%	15.12%	10.33%
Russell 3000 Index	13.59%	14.15%	13.74%

Performance Inception Date	Feb. 15, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 194,000,000
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 61,000
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$194
Number of Portfolio Holdings	550
Portfolio Turnover Rate	87%
Total Investment Advisory Fees (in thousands)	$61

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	3.0%
Consumer Discretionary	19.1%
Consumer Staples	5.3%
Energy	3.9%
Financials	23.5%
Health Care	13.7%
Industrials	11.1%
Real Estate	0.1%
Technology	15.7%
Telecommunications	4.0%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198469
Shareholder Report [Line Items]
Fund Name	U.S. Quality Factor ETF
Class Name	ETF Shares
Trading Symbol	VFQY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Relative to the benchmark, a combination of allocation and stock selection in seven of 11 sectors detracted from the Fund’s performance—most notably in information technology, a sector that made significant gains for the benchmark. Three sectors contributed positively to relative performance, led by health care, but not enough to offset the detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,227	$10,194
5/31/18	$10,717	$10,310
8/31/18	$11,647	$11,098
11/30/18	$10,552	$10,504
2/28/19	$10,850	$10,708
5/31/19	$10,080	$10,567
8/31/19	$10,598	$11,244
11/30/19	$11,475	$12,132
2/29/20	$10,445	$11,447
5/31/20	$10,574	$11,779
8/31/20	$11,899	$13,655
11/30/20	$13,115	$14,440
2/28/21	$14,921	$15,492
5/31/21	$16,358	$16,951
8/31/21	$17,134	$18,166
11/30/21	$17,105	$18,243
2/28/22	$16,209	$17,396
5/31/22	$15,166	$16,327
8/31/22	$14,731	$15,754
11/30/22	$15,883	$16,272
2/28/23	$15,675	$15,992
5/31/23	$15,064	$16,659
8/31/23	$16,807	$18,078
11/30/23	$16,970	$18,324
2/29/24	$19,226	$20,566
5/31/24	$19,453	$21,254
8/31/24	$20,671	$22,805
11/30/24	$21,781	$24,643
2/28/25	$20,938	$24,171
5/31/25	$20,405	$24,042
8/31/25	$22,200	$26,417
11/30/25	$22,546	$27,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	3.51%	11.44%	10.99%
ETF Shares Market Price	3.54%	11.45%	11.00%
Russell 3000 Index	13.59%	14.15%	14.12%

Performance Inception Date	Feb. 13, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 430,000,000
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 136,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$430
Number of Portfolio Holdings	412
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$136

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	1.6%
Consumer Discretionary	20.7%
Consumer Staples	5.4%
Energy	1.7%
Financials	14.3%
Health Care	13.0%
Industrials	23.1%
Technology	19.1%
Telecommunications	0.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198470
Shareholder Report [Line Items]
Fund Name	U.S. Value Factor ETF
Class Name	ETF Shares
Trading Symbol	VFVA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  In recent years, value stocks have underperformed their growth counterparts, and the period under review was no exception. The Fund lagged the benchmark (a mix of both growth and value stocks) in nine of 11 sectors, most notably in communication services, information technology, and industrials.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,109	$10,194
5/31/18	$10,412	$10,310
8/31/18	$10,897	$11,098
11/30/18	$9,992	$10,504
2/28/19	$10,097	$10,708
5/31/19	$9,165	$10,567
8/31/19	$9,268	$11,244
11/30/19	$10,375	$12,132
2/29/20	$8,948	$11,447
5/31/20	$8,109	$11,779
8/31/20	$9,009	$13,655
11/30/20	$10,448	$14,440
2/28/21	$12,445	$15,492
5/31/21	$14,545	$16,951
8/31/21	$14,432	$18,166
11/30/21	$14,367	$18,243
2/28/22	$15,235	$17,396
5/31/22	$15,191	$16,327
8/31/22	$14,266	$15,754
11/30/22	$15,464	$16,272
2/28/23	$15,534	$15,992
5/31/23	$13,679	$16,659
8/31/23	$15,554	$18,078
11/30/23	$15,614	$18,324
2/29/24	$17,110	$20,566
5/31/24	$17,781	$21,254
8/31/24	$18,619	$22,805
11/30/24	$19,967	$24,643
2/28/25	$18,621	$24,171
5/31/25	$17,834	$24,042
8/31/25	$20,258	$26,417
11/30/25	$20,743	$27,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	3.89%	14.70%	9.81%
ETF Shares Market Price	3.78%	14.67%	9.80%
Russell 3000 Index	13.59%	14.15%	14.12%

Performance Inception Date	Feb. 13, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 726,000,000
Holdings Count | Holding	667
Advisory Fees Paid, Amount	$ 234,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$726
Number of Portfolio Holdings	667
Portfolio Turnover Rate	64%
Total Investment Advisory Fees (in thousands)	$234

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	4.4%
Consumer Discretionary	16.4%
Consumer Staples	7.0%
Energy	9.3%
Financials	24.3%
Health Care	14.4%
Industrials	11.7%
Real Estate	0.2%
Technology	8.6%
Telecommunications	3.4%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198481
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor ETF
Class Name	ETF Shares
Trading Symbol	VFMF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  An underweight allocation to information technology, an overweight to financials, and stock selection in communication services detracted most from relative performance. Selection in health care and materials and an underweight to real estate added to results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,183	$10,194
5/31/18	$10,585	$10,310
8/31/18	$11,223	$11,098
11/30/18	$10,203	$10,504
2/28/19	$10,306	$10,708
5/31/19	$9,635	$10,567
8/31/19	$10,029	$11,244
11/30/19	$10,862	$12,132
2/29/20	$9,652	$11,447
5/31/20	$9,217	$11,779
8/31/20	$10,242	$13,655
11/30/20	$11,117	$14,440
2/28/21	$12,773	$15,492
5/31/21	$14,338	$16,951
8/31/21	$14,486	$18,166
11/30/21	$14,612	$18,243
2/28/22	$14,596	$17,396
5/31/22	$14,350	$16,327
8/31/22	$13,739	$15,754
11/30/22	$15,158	$16,272
2/28/23	$14,937	$15,992
5/31/23	$13,905	$16,659
8/31/23	$15,706	$18,078
11/30/23	$15,676	$18,324
2/29/24	$17,898	$20,566
5/31/24	$18,565	$21,254
8/31/24	$19,477	$22,805
11/30/24	$21,094	$24,643
2/28/25	$20,082	$24,171
5/31/25	$19,705	$24,042
8/31/25	$21,612	$26,417
11/30/25	$22,652	$27,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	7.39%	15.30%	11.06%
ETF Shares Market Price	7.40%	15.29%	11.07%
Russell 3000 Index	13.59%	14.15%	14.12%

Performance Inception Date	Feb. 13, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 434,000,000
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 123,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$434
Number of Portfolio Holdings	562
Portfolio Turnover Rate	66%
Total Investment Advisory Fees (in thousands)	$123

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of November 30, 2025)

Basic Materials	2.9%
Consumer Discretionary	19.0%
Consumer Staples	5.8%
Energy	4.0%
Financials	22.9%
Health Care	14.2%
Industrials	11.2%
Real Estate	0.1%
Technology	15.5%
Telecommunications	4.0%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000241270
Shareholder Report [Line Items]
Fund Name	Short-Term Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund performed in line with its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  Short-term munis generally outperformed their longer-term counterparts given the rise in yields at the longer end of the curve. Results by credit quality were mixed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P 0-7 Year National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
3/7/23	$10,000	$10,000	$10,000
2023	$10,238	$10,240	$10,335
2024	$10,572	$10,579	$10,844
2025	$10,935	$10,950	$11,130

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/7/23
ETF Shares Net Asset Value	3.44%	3.32%
ETF Shares Market Price	3.40%	3.35%
S&P 0-7 Year National AMT-Free Municipal Bond Index	3.51%	3.38%
Bloomberg Municipal Bond Index	2.64%	3.99%

Performance Inception Date	Mar. 07, 2023
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Nov. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,526,000,000
Holdings Count | Holding	3,038
Advisory Fees Paid, Amount	$ 113,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,526
Number of Portfolio Holdings	3,038
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$113

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	15.2%
1 to 3 Years	29.0%
3 to 5 Years	27.5%
5 to 10 Years	27.3%
10 to 20 Years	0.1%
20 to 30 Years	0.2%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature